Real Estate Index Portfolio
Schedule of Investments (unaudited)
As of March 31, 2025
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Equity Real Estate Investment Trusts (REITs) (91.6%)
Data Center REITs (8.5%)
	Equinix Inc.	72,945	59,476
	Digital Realty Trust Inc.	250,797	35,936
			95,412
Diversified REITs (2.0%)
	WP Carey Inc.	165,451	10,442
	Essential Properties Realty Trust Inc.	132,628	4,329
	Broadstone Net Lease Inc.	142,973	2,436
	Global Net Lease Inc.	147,533	1,186
	Alexander & Baldwin Inc.	54,649	942
	Empire State Realty Trust Inc. Class A	105,926	828
	American Assets Trust Inc.	36,539	736
	Gladstone Commercial Corp.	33,195	497
	Armada Hoffler Properties Inc.	59,517	447
	CTO Realty Growth Inc.	21,370	413
	One Liberty Properties Inc.	13,046	343
	NexPoint Diversified Real Estate Trust	25,725	98
			22,697
Health Care REITs (13.2%)
	Welltower Inc.	470,734	72,121
	Ventas Inc.	317,150	21,807
	Alexandria Real Estate Equities Inc.	118,962	11,005
	Healthpeak Properties Inc.	529,052	10,697
	Omega Healthcare Investors Inc.	204,098	7,772
	Healthcare Realty Trust Inc. Class A	254,956	4,309
	CareTrust REIT Inc.	141,712	4,050
	American Healthcare REIT Inc.	115,516	3,500
	Sabra Health Care REIT Inc.	178,595	3,120
	National Health Investors Inc.	34,314	2,534
[1]	Medical Properties Trust Inc.	408,266	2,462
	LTC Properties Inc.	34,402	1,220
	Sila Realty Trust Inc.	41,414	1,106
	Global Medical REIT Inc.	47,479	416
	Universal Health Realty Income Trust	9,887	405
	Community Healthcare Trust Inc.	21,337	388
	Diversified Healthcare Trust	127,752	307
			147,219
Hotel & Resort REITs (1.9%)
	Host Hotels & Resorts Inc.	528,668	7,512
	Ryman Hospitality Properties Inc.	43,060	3,937
	Apple Hospitality REIT Inc.	172,287	2,224
	Park Hotels & Resorts Inc.	156,312	1,669
	Sunstone Hotel Investors Inc.	144,928	1,364
	DiamondRock Hospitality Co.	156,747	1,210
	Pebblebrook Hotel Trust	89,898	911
	RLJ Lodging Trust	115,094	908
	Xenia Hotels & Resorts Inc.	76,495	900
	Summit Hotel Properties Inc.	80,965	438
	Service Properties Trust	119,720	313
	Chatham Lodging Trust	34,897	249
			21,635
Industrial REITs (10.1%)
	Prologis Inc.	655,220	73,247
	EastGroup Properties Inc.	37,435	6,594
	Rexford Industrial Realty Inc.	168,268	6,588
	First Industrial Realty Trust Inc.	100,086	5,401
	STAG Industrial Inc.	137,864	4,980
	Terreno Realty Corp.	75,453	4,770
	Americold Realty Trust Inc.	204,293	4,384
	Lineage Inc.	51,740	3,033
	LXP Industrial Trust	222,931	1,928
	Innovative Industrial Properties Inc.	21,481	1,162

		Shares	Market Value ($000)
	Plymouth Industrial REIT Inc.	30,537	498
			112,585
Multi-Family Residential REITs (9.0%)
	AvalonBay Communities Inc.	107,530	23,078
	Equity Residential	258,189	18,481
	Essex Property Trust Inc.	48,588	14,896
	Mid-America Apartment Communities Inc.	88,340	14,804
	UDR Inc.	236,963	10,704
	Camden Property Trust	80,654	9,864
	Independence Realty Trust Inc.	170,395	3,617
	Elme Communities	66,273	1,153
	Veris Residential Inc.	63,692	1,078
	Apartment Investment & Management Co. Class A	100,830	887
	Centerspace	12,445	806
	NexPoint Residential Trust Inc.	17,496	692
	BRT Apartments Corp.	8,494	144
			100,204
Office REITs (3.0%)
	BXP Inc.	113,641	7,635
	Vornado Realty Trust	122,623	4,536
	Cousins Properties Inc.	126,937	3,745
	SL Green Realty Corp.	54,134	3,123
	Kilroy Realty Corp.	84,723	2,775
	Highwoods Properties Inc.	79,988	2,371
	COPT Defense Properties	85,254	2,325
	Douglas Emmett Inc.	126,654	2,026
	JBG SMITH Properties	60,295	971
	Easterly Government Properties Inc. Class A	75,377	799
	Piedmont Office Realty Trust Inc. Class A	93,023	686
	Brandywine Realty Trust	129,824	579
	Paramount Group Inc.	133,453	574
*	NET Lease Office Properties	11,175	351
	Peakstone Realty Trust	27,761	350
	Hudson Pacific Properties Inc.	101,053	298
	Orion Properties Inc.	38,612	83
	Office Properties Income Trust	43,127	20
			33,247
Other Specialized REITs (6.7%)
	VICI Properties Inc. Class A	796,869	25,994
	Iron Mountain Inc.	221,888	19,091
	Gaming & Leisure Properties Inc.	207,376	10,555
	Lamar Advertising Co. Class A	66,492	7,565
	EPR Properties	57,159	3,007
*	Millrose Properties Inc.	88,706	2,352
	Four Corners Property Trust Inc.	73,165	2,100
	Outfront Media Inc.	104,414	1,685
	Uniti Group Inc.	184,153	928
	Safehold Inc.	34,812	652
	Farmland Partners Inc.	34,765	388
	Gladstone Land Corp.	25,624	270
			74,587
Retail REITs (13.3%)
	Simon Property Group Inc.	246,664	40,966
	Realty Income Corp.	661,581	38,378
	Kimco Realty Corp.	509,727	10,827
	Regency Centers Corp.	130,294	9,611
	Brixmor Property Group Inc.	228,418	6,065
	NNN REIT Inc.	141,775	6,047
	Agree Realty Corp.	78,233	6,039
	Federal Realty Investment Trust	57,856	5,659
	Kite Realty Group Trust	166,324	3,721
	Phillips Edison & Co. Inc.	92,502	3,375
	Macerich Co.	187,520	3,220
	Tanger Inc.	83,588	2,824
	Acadia Realty Trust	90,565	1,897
	Urban Edge Properties	94,579	1,797
	Curbline Properties Corp.	71,675	1,734
	InvenTrust Properties Corp.	58,432	1,716

		Shares	Market Value ($000)
	Getty Realty Corp.	39,729	1,239
	NETSTREIT Corp.	61,265	971
	Whitestone REIT	32,536	474
	SITE Centers Corp.	35,769	459
	Alexander's Inc.	1,717	359
	Saul Centers Inc.	9,966	359
	CBL & Associates Properties Inc.	9,381	249
*,2	Spirit MTA REIT	42,040	4
			147,990
Self-Storage REITs (6.2%)
	Public Storage	119,196	35,674
	Extra Space Storage Inc.	160,284	23,801
	CubeSmart	171,047	7,305
	National Storage Affiliates Trust	54,914	2,164
			68,944
Single-Family Residential REITs (4.2%)
	Invitation Homes Inc.	439,959	15,332
	Sun Communities Inc.	96,319	12,390
	American Homes 4 Rent Class A	250,961	9,489
	Equity LifeStyle Properties Inc.	137,179	9,150
	UMH Properties Inc.	56,998	1,066
			47,427
Telecom Tower REITs (11.6%)
	American Tower Corp.	353,261	76,869
	Crown Castle Inc.	328,598	34,250
	SBA Communications Corp.	81,288	17,884
			129,003
Timber REITs (1.9%)
	Weyerhaeuser Co.	549,432	16,087
	Rayonier Inc.	106,846	2,979
	PotlatchDeltic Corp.	59,495	2,685
			21,751
Total Equity Real Estate Investment Trusts (REITs) (Cost $1,096,103)			1,022,701
Real Estate Management & Development (8.1%)
Diversified Real Estate Activities (0.2%)
	St. Joe Co.	30,972	1,454
*	Tejon Ranch Co.	15,076	239
	RMR Group Inc. Class A	11,904	198
			1,891
Real Estate Development (0.2%)
*	Howard Hughes Holdings Inc.	24,686	1,829
*	Forestar Group Inc.	15,399	325
			2,154
Real Estate Operating Companies (0.1%)
	Landbridge Co. LLC Class A	11,354	817
	Kennedy-Wilson Holdings Inc.	82,316	715
*	Seritage Growth Properties Class A	26,380	85
			1,617
Real Estate Services (7.6%)
*	CBRE Group Inc. Class A	231,391	30,261
*	CoStar Group Inc.	318,655	25,247
*	Jones Lang LaSalle Inc.	35,893	8,898
*	Zillow Group Inc. Class C	121,030	8,298
*	Compass Inc. Class A	338,592	2,956
*	Zillow Group Inc. Class A	40,891	2,734
*	Cushman & Wakefield plc	174,247	1,781
	Newmark Group Inc. Class A	108,262	1,318
*	Redfin Corp.	93,163	858
	Marcus & Millichap Inc.	18,892	651
	eXp World Holdings Inc.	57,502	562
*	Opendoor Technologies Inc.	456,715	466
*	Anywhere Real Estate Inc.	75,665	252
			84,282
Total Real Estate Management & Development (Cost $91,301)			89,944

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (0.4%)
Money Market Fund (0.4%)
[3,4]	Vanguard Market Liquidity Fund (Cost $4,654)	4.342%	46,542	4,654
Total Investments (100.1%) (Cost $1,192,058)				1,117,299
Other Assets and Liabilities—Net (-0.1%)				(817)
Net Assets (100%)				1,116,482
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $452.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $525 was received for securities on loan.
REIT—Real Estate Investment Trust.

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Prologis Inc.	8/29/25	BANA	5,043	(4.332)	—	(19)
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.

A.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.  Swap Contracts: The portfolio has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the portfolio’s target index. Under the terms of the swaps, the portfolio receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The portfolio also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the portfolio generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the portfolio. The portfolio’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The portfolio mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the portfolio cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the portfolio may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the portfolio under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the portfolio's net assets decline below a certain level, triggering a payment by the portfolio if the portfolio is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the portfolio has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
C.  Various inputs may be used to determine the value of the portfolio’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the portfolio's investments and derivatives as of March 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	1,112,641	—	4	1,112,645
Temporary Cash Investments	4,654	—	—	4,654
Total	1,117,295	—	4	1,117,299

Derivative Financial Instruments
Liabilities
Swap Contracts	—	(19)	—	(19)